Other Assets (Details Textual)	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 23, 2013 Medica Spa [Member] USD ($)	May 23, 2013 Medica Spa [Member] EUR (€)	Feb. 04, 2013 Medica Spa [Member] USD ($)	Feb. 04, 2013 Medica Spa [Member] EUR (€)	Apr. 23, 2012 Medica Spa [Member] USD ($)	Apr. 23, 2012 Medica Spa [Member] EUR (€)	Jun. 30, 2014 Medica Spa [Member] USD ($)	Jun. 30, 2014 Medica Spa [Member] EUR (€)	Dec. 31, 2013 Medica Spa [Member] USD ($)	Dec. 31, 2013 Medica Spa [Member] EUR (€)
Other Assets [Line Items]
License Agreement Product Purchases in Year One											$ 400,000	€ 300,000		€ 300,000
License Agreement Product Purchases in Year Two											700,000	500,000		500,000
License Agreement Product Purchases in Year Three											1,000,000	750,000		750,000
License agreement first installment payment									700,000	500,000
License agreement second installment payment							800,000	600,000
License Agreement Final Installment Payment					500,000	400,000
License agreement options to purchase shares											300,000	300,000	300,000	300,000
Long-term Purchase Commitment, Amount											350,000	252,000		532,000
Share Based Goods And Nonemployee Services Transaction Fair Market Value Of Options Granted		273,000	0	273,000									273,000
Other Assets, Noncurrent	1,789,000	1,789,000	1,894,000	2,109,000
Accumulated amortization	462,000	462,000	356,000
Amortization of Other Deferred Charges	105,000	105,000	214,000	142,000
Royalty rate		3.00%	3.00%
Finite-Lived Intangible Assets, Amortization Expense, Year Two	210,000	210,000
Accrued Royalty Payments		4,000
Filtration Product Sales Net		148,000
Total installment payments											$ 2,000,000	€ 1,500,000		€ 1,500,000